Changes in consolidation scope (Details)		1 Months Ended	5 Months Ended
	Jan. 16, 2026	Jun. 30, 2026	May 31, 2026
TFG Marine Pte Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate		15.00%	10.00%
Cleanergy Solutions (Namibia) (Pty) Ltd
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	51.00%
Proportion of ownership interest in subsidiary	100.00%
Cleanergy Solutions (Namibia) (Pty) Ltd
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	51.00%
O&L | Cleanergy Solutions (Namibia) (Pty) Ltd
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	51.00%